Commitments (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Apr. 30, 2016	Apr. 30, 2015	Jul. 31, 2015	Jul. 31, 2014
Administrative services			$ 198,858	$ 169,061
KM Delaney & Assoc. [Member]
Administrative services	$ 153,826	$ 163,978
Fees owed to third party	$ 22,269